Advances from Federal Home Loan Bank - Summarized Federal Home Loan Bank Advances (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Federal Home Loan Bank, Advances [Line Items]
Fixed-rate	$ 11,000	$ 15,000
Weighted Average [Member]
Federal Home Loan Bank, Advances [Line Items]
Weighted Average Rate	1.04%	2.19%